Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025
Product Information [Line Items]
Federal Depository Insurance coverage	$ 1,755,486		$ 0	$ 1,774,899
Cash equivalents	15,723		0	0
Interest and penalties	24,766	$ 0	$ 35,065
Credit Risk [Member]
Product Information [Line Items]
Federal Depository Insurance coverage	$ 250,000			$ 250,000